CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed consolidating statements of operations
Revenues	$ 27,945	$ 45,432	$ 36,381	$ 30,598	$ 22,149	$ 19,200	$ 13,218	$ 11,888	$ 140,356	$ 66,455	$ 28,609
Loss from continuing operations before income tax									(138,968)	(59,676)	(22,812)
Income tax benefit									19,312	2,862	3,199
Loss from continuing operations									(119,656)	(56,814)	(19,613)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	5,723	(22,306)	(1,102)	(1,789)	(22,414)	(172)	2,703	285	(19,474)	(19,598)	1,613
Income from discontinued operations, net of tax									(17,065)	(19,598)	5,942
Gain (loss) on sale of discontinued operations, net of tax	4,325	185	0	(2,101)					2,409	0	4,329
Net income (loss)									(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest									4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	(12,458)	(75,210)	(32,463)	(12,577)	(56,931)	2,000	(15,040)	(6,690)	(132,708)	(76,661)	(13,800)
Dividends on preferred stock									(34,706)	(14,007)	(2,467)
Net loss attributable to common shareholders	(17,052)	(87,236)	(42,283)	(20,843)	(60,921)	(1,952)	(18,497)	(9,298)	(167,414)	(90,668)	(16,267)
Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues									140,356	66,455	28,609
Expenses									279,324	126,131	51,421
Loss from continuing operations before equity in net income of subsidiaries									(138,968)	(59,676)	(22,812)
Equity in net income of subsidiaries									0	0	0
Loss from continuing operations before income tax									(138,968)	(59,676)	(22,812)
Income tax benefit									19,312	2,862	3,199
Loss from continuing operations									(119,656)	(56,814)	(19,613)
Income from discontinued operations, net of tax									(19,474)	(19,598)	1,613
Gain (loss) on sale of discontinued operations, net of tax									2,409		4,329
Net income (loss)									(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest									4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation									(132,708)	(76,661)	(13,800)
Dividends on preferred stock									(34,706)	(14,007)	(2,467)
Net loss attributable to common shareholders									(167,414)	(90,668)	(16,267)
Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues									140,356	66,455	28,609
Expenses									279,324	126,131	51,421
Loss from continuing operations before equity in net income of subsidiaries									(138,968)	(59,676)	(22,812)
Equity in net income of subsidiaries									0	0	0
Loss from continuing operations before income tax									(138,968)	(59,676)	(22,812)
Income tax benefit									19,312	2,862	3,199
Loss from continuing operations									(119,656)	(56,814)	(19,613)
Income from discontinued operations, net of tax									(19,474)	(19,598)	1,613
Gain (loss) on sale of discontinued operations, net of tax									2,409		4,329
Net income (loss)									(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest									4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation									(132,708)	(76,661)	(13,800)
Dividends on preferred stock									(34,706)	(14,007)	(2,467)
Net loss attributable to common shareholders									(167,414)	(90,668)	(16,267)
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues									728	1,071	1,395
Expenses									54,047	68,772	27,421
Loss from continuing operations before equity in net income of subsidiaries									(53,319)	(67,701)	(26,026)
Equity in net income of subsidiaries									(95,845)	(6,906)	3,769
Loss from continuing operations before income tax									(149,164)	(74,607)	(22,257)
Income tax benefit									5,937	0	2,960
Loss from continuing operations									(143,227)	(74,607)	(19,297)
Income from discontinued operations, net of tax									0	0	1,168
Gain (loss) on sale of discontinued operations, net of tax									0		4,329
Net income (loss)									(143,227)	(74,607)	(13,800)
Net loss (income) attributable to non-controlling interest									0	0	0
Net loss attributable to Magnum Hunter Resources Corporation									(143,227)	(74,607)	(13,800)
Dividends on preferred stock									(22,842)	(14,007)	(2,467)
Net loss attributable to common shareholders									(166,069)	(88,614)	(16,267)
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues									729	1,071	1,395
Expenses									54,047	68,772	27,421
Loss from continuing operations before equity in net income of subsidiaries									(53,318)	(67,701)	(26,026)
Equity in net income of subsidiaries									(97,191)	(6,906)	3,769
Loss from continuing operations before income tax									(150,509)	(74,607)	(22,257)
Income tax benefit									5,937	0	2,960
Loss from continuing operations									(144,572)	(74,607)	(19,297)
Income from discontinued operations, net of tax									0	0	1,168
Gain (loss) on sale of discontinued operations, net of tax									0		4,329
Net income (loss)									(144,572)	(74,607)	(13,800)
Net loss (income) attributable to non-controlling interest									0	0	0
Net loss attributable to Magnum Hunter Resources Corporation									(144,572)	(74,607)	(13,800)
Dividends on preferred stock									(22,842)	(14,007)	(2,467)
Net loss attributable to common shareholders									(167,414)	(88,614)	(16,267)
PRC Williston, Inc. | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues									7,614	8,687	8,178
Expenses									22,505	11,704	15,275
Loss from continuing operations before equity in net income of subsidiaries									(14,891)	(3,017)	(7,097)
Equity in net income of subsidiaries									0	0	0
Loss from continuing operations before income tax									(14,891)	(3,017)	(7,097)
Income tax benefit									0	0
Loss from continuing operations									(14,891)	(3,017)	(7,097)
Income from discontinued operations, net of tax									0	0	0
Gain (loss) on sale of discontinued operations, net of tax									0		0
Net income (loss)									(14,891)	(3,017)	(7,097)
Net loss (income) attributable to non-controlling interest									0	0	0
Net loss attributable to Magnum Hunter Resources Corporation									(14,891)	(3,017)	(7,097)
Dividends on preferred stock									0	0	0
Net loss attributable to common shareholders									(14,891)	(3,017)	(7,097)
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues									103,605	45,119	16,558
Expenses									159,603	39,226	13,501
Loss from continuing operations before equity in net income of subsidiaries									(55,998)	5,893	3,057
Equity in net income of subsidiaries									458	(2,196)	0
Loss from continuing operations before income tax									(55,540)	3,697	3,057
Income tax benefit									13,375	3,727
Loss from continuing operations									(42,165)	7,424	3,057
Income from discontinued operations, net of tax									(11,036)	(30,374)	0
Gain (loss) on sale of discontinued operations, net of tax									2,409		0
Net income (loss)									(50,792)	(22,950)	3,057
Net loss (income) attributable to non-controlling interest									0	0	0
Net loss attributable to Magnum Hunter Resources Corporation									(50,792)	(22,950)	3,057
Dividends on preferred stock									0	0	0
Net loss attributable to common shareholders									(50,792)	(22,950)	3,057
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues									122,703	54,545	19,949
Expenses									177,489	48,788	17,578
Loss from continuing operations before equity in net income of subsidiaries									(54,786)	5,757	2,371
Equity in net income of subsidiaries									458	(2,196)	0
Loss from continuing operations before income tax									(54,328)	3,561	2,371
Income tax benefit									13,375	3,733
Loss from continuing operations									(40,953)	7,294	2,371
Income from discontinued operations, net of tax									(11,056)	(30,364)	0
Gain (loss) on sale of discontinued operations, net of tax									2,409		0
Net income (loss)									(49,600)	(23,070)	2,371
Net loss (income) attributable to non-controlling interest									0	0	0
Net loss attributable to Magnum Hunter Resources Corporation									(49,600)	(23,070)	2,371
Dividends on preferred stock									0	0	0
Net loss attributable to common shareholders									(49,600)	(23,070)	2,371
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues									39,668	24,017	12,993
Expenses									68,813	23,939	12,836
Loss from continuing operations before equity in net income of subsidiaries									(29,145)	78	157
Equity in net income of subsidiaries									(23,362)	(939)	0
Loss from continuing operations before income tax									(52,507)	(861)	157
Income tax benefit									0	(351)	239
Loss from continuing operations									(52,507)	(1,212)	396
Income from discontinued operations, net of tax									(7,093)	12,316	445
Gain (loss) on sale of discontinued operations, net of tax									0		0
Net income (loss)									(59,600)	11,104	841
Net loss (income) attributable to non-controlling interest									0	0	0
Net loss attributable to Magnum Hunter Resources Corporation									(59,600)	11,104	841
Dividends on preferred stock									(11,864)	0	0
Net loss attributable to common shareholders									(71,464)	11,104	841
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues									12,955	5,903	1,424
Expenses									9,929	7,677	1,610
Loss from continuing operations before equity in net income of subsidiaries									3,026	(1,774)	(186)
Equity in net income of subsidiaries									(23,362)	(939)	0
Loss from continuing operations before income tax									(20,336)	(2,713)	(186)
Income tax benefit										(357)	239
Loss from continuing operations									(20,336)	(3,070)	53
Income from discontinued operations, net of tax									(8,418)	12,306	445
Gain (loss) on sale of discontinued operations, net of tax									0		0
Net income (loss)									(28,754)	9,236	498
Net loss (income) attributable to non-controlling interest									0	0	0
Net loss attributable to Magnum Hunter Resources Corporation									(28,754)	9,236	498
Dividends on preferred stock									(11,864)	0	0
Net loss attributable to common shareholders									(40,618)	9,236	498
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues									(3,645)	(3,752)	(2,337)
Expenses									(3,139)	(5,806)	(2,337)
Loss from continuing operations before equity in net income of subsidiaries									(506)	2,054	0
Equity in net income of subsidiaries									118,749	10,041	(3,769)
Loss from continuing operations before income tax									118,243	12,095	(3,769)
Income tax benefit									0	(514)
Loss from continuing operations									118,243	11,581	(3,769)
Income from discontinued operations, net of tax									(1,345)	(1,540)	0
Gain (loss) on sale of discontinued operations, net of tax									0		0
Net income (loss)									116,898	10,041	(3,769)
Net loss (income) attributable to non-controlling interest									4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation									120,911	9,792	(3,898)
Dividends on preferred stock									0	0	0
Net loss attributable to common shareholders									120,911	9,792	(3,898)
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues									(3,645)	(3,751)	(2,337)
Expenses									15,354	(10,810)	(10,463)
Loss from continuing operations before equity in net income of subsidiaries									(18,999)	7,059	8,126
Equity in net income of subsidiaries									120,095	10,041	(3,769)
Loss from continuing operations before income tax									101,096	17,100	4,357
Income tax benefit									0	(514)
Loss from continuing operations									101,096	16,586	4,357
Income from discontinued operations, net of tax									0	(1,540)	0
Gain (loss) on sale of discontinued operations, net of tax									0		0
Net income (loss)									101,096	15,046	4,357
Net loss (income) attributable to non-controlling interest									4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation									105,109	14,797	4,228
Dividends on preferred stock									0	0	0
Net loss attributable to common shareholders									105,109	14,797	4,228
Magnum Hunter Resources Corporation Consolidated | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Net income (loss)									(136,721)	(76,412)	(13,671)
Magnum Hunter Resources Corporation Consolidated | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Net income (loss)									(136,721)	(76,412)	(13,671)
PRC Williston Inc | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Net income (loss)									(14,891)	(3,017)	(7,097)
Wholly-Owned Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Net income (loss)									$ (49,600)	$ (23,070)	$ 2,371